Reportable segments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,862,315	$ 1,817,191	$ 1,943,655
Investments accounted for using equity method	39,824	85,993	109,435
Intangible assets other than goodwill	179,658	178,407	188,358
Goodwill	34,596	41,966	34,726
Property, plant and equipment	2,012,225	1,737,319	1,569,906
Right-of-use assets	52,608	30,024	37,164
Other non-current assets	33,487	22,042	19,729
Non-current assets that are not financial instruments	2,352,398	2,095,751	1,959,318
Chile [Member]
Statement [Line Items]
Revenue	219,648	153,745	211,857
Investments accounted for using equity method	0	0	0
Intangible assets other than goodwill	89,019	95,934	106,910
Goodwill	22,979	23,065	23,205
Property, plant and equipment	1,815,997	1,667,824	1,526,919
Right-of-use assets	29,803	23,461	29,427
Other non-current assets	27,626	19,377	20,321
Non-current assets that are not financial instruments	1,985,424	1,829,661	1,706,782
Latin America and the Caribbean [Member]
Statement [Line Items]
Revenue	326,287	159,990	161,928
Investments accounted for using equity method	0	0	0
Intangible assets other than goodwill	496	565	420
Goodwill	86	0	0
Property, plant and equipment	671	642	513
Right-of-use assets	68	2,298	2,734
Other non-current assets	16	17	28
Non-current assets that are not financial instruments	1,337	3,522	3,695
Europe [Member]
Statement [Line Items]
Revenue	482,765	380,126	393,764
Investments accounted for using equity method	15,242	41,273	42,243
Intangible assets other than goodwill	6,996	825	1,397
Goodwill	11,531	18,901	11,521
Property, plant and equipment	11,380	12,592	3,424
Right-of-use assets	2,040	2,428	2,817
Other non-current assets	6	7	4
Non-current assets that are not financial instruments	47,195	76,026	61,406
North America [Member]
Statement [Line Items]
Revenue	558,002	427,572	451,272
Investments accounted for using equity method	15,899	14,468	14,669
Intangible assets other than goodwill	1,809	2,274	2,683
Goodwill	0	0	0
Property, plant and equipment	3,704	3,494	6,250
Right-of-use assets	3,351	1,776	2,083
Other non-current assets	3,950	2,641	624
Non-current assets that are not financial instruments	28,713	24,653	25,061
Asia and others [Member]
Statement [Line Items]
Revenue	1,275,613	695,758	724,834
Investments accounted for using equity method	8,683	30,252	52,523
Intangible assets other than goodwill	81,338	78,809	76,948
Goodwill	0	0	0
Property, plant and equipment	180,473	52,767	32,800
Right-of-use assets	17,346	61	103
Other non-current assets	1,889	0	0
Non-current assets that are not financial instruments	$ 289,729	$ 161,889	$ 162,374